Goodwill and Intangible Assets, Net - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Goodwill impairment charge	$ 0	$ 0	$ 52,613
Amortization of Intangible Assets		18,300	10,600	$ 4,100
Customer Relationships, Developed Technology and Trade Names [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Non-cash impairment charge		18,900
Trade Names [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Non-cash impairment charge		$ 1,000
Trade Names [Member] | Talent and Representation Contracts [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Non-cash impairment charge			$ 42,300